                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       La Crosse Advisers, L.L.C.
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Address:    311 Main Street
            ------------------------------------------
            La Crosse, Wisconsin 54601
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-03977
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven J. Hulme
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (608) 782-1148
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Steven J. Hulme     La Crosse, Wisconsin                    November 9, 2001
---------------------  --------------------------------------   ----------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                              ---------------

Form 13F Information Table Entry Total:                   57
                                              ---------------

Form 13F Information Table Value Total:       $82,510,314.50
                                              ---------------
                                                (thousands)


List of Other Included Managers: None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                           FORM 13F INFORMATION TABLE


                                                                                                                 -------------------
                                                                                                                  Voting Authority
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                                    Title    CUSIP      Fair Market    Shares/  SH/    Put/   Invest    Other    Sole    Share  None
Name of Issuer                        of                   Value        PRN     PRN    Call     mt     Managers
                                    Class                               AMT                   Dscretn
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------------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications Inc.           COM   000886101   1,028,500.00   121,000   SH             Sole            121,000
AES Corp.                             COM   00130H105   1,898,480.00    38,000   SH             Sole             38,000
AVX Corporation                       COM   002444107     949,300.00    55,000   SH             Sole             55,000
Albertsons Inc.                       COM   013104104   1,686,460.00    53,000   SH             Sole             53,000
Allstate Corp.                        COM   020002101   1,887,300.00    45,000   SH             Sole             45,000
Applied Materials                     COM   038222105     870,000.00    20,000   SH             Sole             20,000
Bank of America Corp.                 COM   060505104   1,533,000.00    28,000   SH             Sole             28,000
Bank One Corp.                        COM   06423A103   1,411,020.00    39,000   SH             Sole             39,000
Burlington Northern Santa Fe
Corp.                                 COM   12189T104   1,974,700.00    65,000   SH             Sole             65,000
Calpine Corp.                         COM   131347106   2,423,080.00    44,000   SH             Sole             44,000
Cardinal Health Inc.                  COM   14149Y108   1,838,250.00    19,000   SH             Sole             19,000
Chevron Corp.                         COM   166751107     878,000.00    10,000   SH             Sole             10,000
Cisco Systems Inc.                    COM   17275R102   1,296,666.00    82,000   SH             Sole             82,000


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
                                                                                                                 -------------------
                                                                                                                  Voting Authority
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                                    Title    CUSIP      Fair Market    Shares/  SH/    Put/   Invest    Other    Sole   Share   None
Name of Issuer                        of                   Value        PRN     PRN    Call     mt     Managers
                                    Class                               AMT                   Dscretn
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------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                        COM   172967101   1,439,360.00    32,000   SH             Sole            32,000
Compaq Computer Corp.                 COM   204493100   1,128,400.00    62,000   SH             Sole            62,000
ConAgra Foods Inc.                    COM   205887102   1,039,680.00    57,000   SH             Sole            57,000
Delta Airlines Inc.                   COM   247361108   1,106,000.00    28,000   SH             Sole            28,000
Eaton Corp.                           COM   278058102   1,301,500.00    19,000   SH             Sole            19,000
Edison International                  COM   281020107     568,800.00    45,000   SH             Sole            45,000
REl Paso Corp.                        COM   281020107   1,501,900.00    23,000   SH             Sole            23,000
Emerson Electric Co.                  COM   291011104   1,426,000.00    23,000   SH             Sole            23,000
Federal National Mortgage Assoc.      COM   313586109   1,671,600.00    21,000   SH             Sole            21,000
Federated Department Stores Inc.      COM   31410H101   1,454.250.00    35,000   SH             Sole            35,000
First Data Corp.                      COM   319963104   1,253,910.00    21,000   SH             Sole            21,000
Fleetboston Financial Corp.           COM   339030108   1,844,125.25    48,851   SH             Sole            48,851
Ford Motor Co.                        COM   345370860   1,602,840.00    57,000   SH             Sole            57,000
Gateway Inc.                          COM   367626108     857,310.00    51,000   SH             Sole            51,000
General Dynamics Corp.                COM   369550108   1,568,500.00    25,000   SH             Sole            25,000
Home Depot Inc.                       COM   437076102   1,249,900.00    29,000   SH             Sole            29,000



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
                                                                                                                 -------------------
                                                                                                                  Voting Authority
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                                  Title   CUSIP     Fair Market        Shares/  SH/  Put/   Invest    Other   Sole     Share   None
Name of Issuer                      of                Value             PRN     PRN  Call    mt     Managers
                                  Class                                 AMT                Dscretn
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

Intel Corp.                        COM   458140100    1,710,345.00      65,000  SH           Sole               65,000
Jabil Circuit Inc.                 COM   466313103      648,600.00      30,000  SH           Sole               30,000
Kimberly Clark Corp.               COM   494368103    1,772,058.75      26,125  SH           Sole               26,125
Metlife Inc.                       COM   59156R108    2,103,500.00      70,000  SH           Sole               70,000
Microsoft Corp.                    COM   594918104    1,367,200.00      25,000  SH           Sole               25,000
Micron Technology Inc.             COM   595112103    1,578,140.00      38,000  SH           Sole               38,000
Government Obligations Fund        COM   60934N104    1,180,897.00   1,180,897  SH           Sole         1,180,897.00
Federated U.S. Treasury Cash
Reserves                           COM   60934N682    1,160,072.00   1,160,072  SH           Sole            1,160,072
Morgan (J P) & Co.                 COM   616880100    1,990,192.50      44,325  SH           Sole               44,325
Morgan Stanley Dean Witter
Discover                           COM   617446448    1,177,000.00      22,000  SH           Sole               22,000
Motorola Inc.                      COM   620076109      784,300.00      55,000  SH           Sole               55,000
Parker Hannifin Corp.              COM   701094104      953,280.00      24,000  SH           Sole               24,000
Philip Morris Co. Inc.             COM   718154107    1,850,550.00      39,000  SH           Sole               39,000
Reliant Energy Inc.                COM   75952J108    1,674,250.00      37,000  SH           Sole               37,000
SBC Communications Inc.            COM   78387G103    1,428,160.00      32,000  SH           Sole               32,000
Sears Roebuck & Co.                COM   812387108    1,834,040.00      52,000  SH           Sole               52,000




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

                                                                                                                 -------------------
                                                                                                                  Voting Authority
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                                  Title     CUSIP      Fair Market      Shares/   SH/   Put/   Invest    Other    Sole  Share  None
Name of Issuer                      of                   Value           PRN      PRN   Call     mt     Managers
                                  Class                                  AMT                   Dscretn
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


Solectron Corp.                   COM   834182107    1,026,540.00      54,000  SH                Sole            54,000
Tellabs Inc.                      COM   879664100    1,261,328.00      31,000  SH                Sole            31,000
Tenet Healthcare Corp.            COM   88033G100    1,980,000.00      45,000  SH                Sole            45,000
Tyco International Ltd.           COM   902124106    1,383,360.00      32,000  SH                Sole            32,000
USX-Marathon Group                COM   902905827    1,428,350.00      53,000  SH                Sole            53,000
U S. Bancorp Del                  COM   902973304      928,000.00      40,000  SH                Sole            40,000
United Technologies Corp.         COM   913017109    1,685,900.00      23,000  SH                Sole            23,000
United Health Group Inc.          COM   91324P102    1,748,170.00      29,500  SH                Sole            29,500
Verizon Communications Inc.       COM   92343V104    1,942,420.00      39,400  SH                Sole            39,400
Washington Mutual Inc.            COM   939322103    2,135,250.00      39,000  SH                Sole            39,000
Wells Fargo & Co (New)            COM   949746101    2,226,150.00      45,000  SH                Sole            45,000
Weyerhaeuser Co                   COM   962166104      863,430.00      17,000  SH                Sole            17,000
GRAND TOTAL                                         82,510,314.50
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